Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment consisted of the following (in thousands):

	March 31, 2016	December 31, 2015	Estimated Useful Lives
Vehicles	$26,835	$26,935	3 - 5 years
Computer equipment and software	23,377	21,702	3 - 5 years
Leasehold improvements	17,615	17,434	2 - 15 years
Office furniture, fixtures and equipment	12,537	11,776	7 years
Buildings	702	702	39 years
Construction in process	4,333	3,837

	85,399	82,386
Accumulated depreciation and amortization	(30,230)	(27,112)

Net property and equipment	$55,169	$55,274

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2015	2014
Vehicles	$26,935	$20,728	3-5 years
Computer equipment and software	21,702	18,069	3-5 years
Leasehold improvements	17,434	13,606	2-15 years
Office furniture, fixtures and equipment	11,776	9,089	7 years
Buildings	702	702	39 years
Wireless Internet Infrastructure	—	3,866	3-5 years
Construction in process	3,837	12,601

	82,386	78,661
Accumulated depreciation and amortization	(27,112)	(15,871)

Net property and equipment	$55,274	$62,790